CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Revenue:
Contract revenue	$ 7,293	$ 4,821
Costs and expenses:
Research and development	6,468	5,055
General and administrative	3,196	3,668
Total costs and expenses	9,664	8,723
Loss from operations	(2,371)	(3,902)
Interest expense net	0	(21)
Warrant liability gain (charges)	4,069	3,887
Other income (expense), net	0	335
Net income (loss)	1,698	299
Restated Net income (loss) attributable to common stockholders – basic	1,698	299
Restated Net income (loss) attributable to common stockholders – diluted	(2,161)	(3,253)
Restated Basic net income (loss) per common share (Note K)	$ 0.01	$ 0.00
Restated Diluted net income (loss) per common share (Note K)	$ (0.03)	$ (0.04)
Weighted average common shares outstanding:
Basic	61,593	59,474
Diluted	72,749	82,302
Restated
Costs and expenses:
Net income (loss)	1,698	299
Restated Net income (loss) attributable to common stockholders – basic	856	149
Restated Net income (loss) attributable to common stockholders – diluted	$ (2,161)	$ (3,253)
Restated Basic net income (loss) per common share (Note K)	$ 0.01	$ 0
Restated Diluted net income (loss) per common share (Note K)	$ (0.03)	$ (0.04)
Weighted average common shares outstanding:
Basic	61,593	59,474
Diluted	71,041	85,862